Investment Securities (Schedule of Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) (Equity Securities, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Fair value, Less than 12 months	¥ 289
Gross unrealized losses, Less than 12 months	27
Fair value, 12 months or longer		5
Gross unrealized losses, 12 months or longer		¥ 1